Loans - Aging Analysis of Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Aging Analysis of Loans By Class [Abstract]
Loans	$ 3,465,352	$ 2,905,045
Accrued interest excluded from total	10,009	6,836
Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	5,983	5,531
Accrued interest excluded from total	34	34
30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	3,317	2,350
Accrued interest excluded from total	27	25
60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	928	646
Accrued interest excluded from total	7	9
90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	1,738	2,535
Accrued interest excluded from total	0	0
Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	3,459,369	2,899,514
Accrued interest excluded from total	9,975	6,802
Commercial
Aging Analysis of Loans By Class [Abstract]
Loans	1,466,853	1,203,581
Accrued interest excluded from total	4,409	2,538
Commercial | Commercial and industrial
Aging Analysis of Loans By Class [Abstract]
Loans	732,463	593,112
Accrued interest excluded from total	2,046	1,373
Commercial | Commercial and industrial | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	38	64
Commercial | Commercial and industrial | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial and industrial | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	2
Commercial | Commercial and industrial | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	38	62
Commercial | Commercial and industrial | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	732,425	593,048
Commercial | Commercial real estate
Aging Analysis of Loans By Class [Abstract]
Loans	734,390	610,469
Accrued interest excluded from total	2,363	1,165
Commercial | Commercial real estate | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	734,390	610,469
Mortgage
Aging Analysis of Loans By Class [Abstract]
Loans	1,368,409	1,139,659
Accrued interest excluded from total	4,116	2,998
Mortgage | 1-4 family owner occupied - jumbo
Aging Analysis of Loans By Class [Abstract]
Loans	752,563	541,023
Accrued interest excluded from total	1,892	1,290
Mortgage | 1-4 family owner occupied - jumbo | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	0	607
Mortgage | 1-4 family owner occupied - jumbo | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - jumbo | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - jumbo | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	0	607
Mortgage | 1-4 family owner occupied - jumbo | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	752,563	540,416
Mortgage | 1-4 family owner occupied - non-jumbo
Aging Analysis of Loans By Class [Abstract]
Loans	285,632	266,410
Accrued interest excluded from total	953	798
Mortgage | 1-4 family owner occupied - non-jumbo | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	2,790	1,839
Mortgage | 1-4 family owner occupied - non-jumbo | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	1,400	774
Mortgage | 1-4 family owner occupied - non-jumbo | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	521	408
Mortgage | 1-4 family owner occupied - non-jumbo | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	869	657
Mortgage | 1-4 family owner occupied - non-jumbo | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	282,842	264,571
Mortgage | 1-4 family non-owner occupied
Aging Analysis of Loans By Class [Abstract]
Loans	183,100	194,852
Accrued interest excluded from total	558	513
Mortgage | 1-4 family non-owner occupied | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	354	575
Mortgage | 1-4 family non-owner occupied | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	61	87
Mortgage | 1-4 family non-owner occupied | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	93	26
Mortgage | 1-4 family non-owner occupied | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	200	462
Mortgage | 1-4 family non-owner occupied | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	182,746	194,277
Mortgage | 1-4 family - 2nd lien
Aging Analysis of Loans By Class [Abstract]
Loans	105,277	88,729
Accrued interest excluded from total	588	283
Mortgage | 1-4 family - 2nd lien | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	574	771
Mortgage | 1-4 family - 2nd lien | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	420	422
Mortgage | 1-4 family - 2nd lien | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	107	60
Mortgage | 1-4 family - 2nd lien | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	47	289
Mortgage | 1-4 family - 2nd lien | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	104,703	87,958
Mortgage | Resort lending
Aging Analysis of Loans By Class [Abstract]
Loans	41,837	48,645
Accrued interest excluded from total	125	114
Mortgage | Resort lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	202	237
Mortgage | Resort lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	54	0
Mortgage | Resort lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Mortgage | Resort lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	148	237
Mortgage | Resort lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	41,635	48,408
Installment
Aging Analysis of Loans By Class [Abstract]
Loans	630,090	561,805
Accrued interest excluded from total	1,484	1,300
Installment | Boat lending
Aging Analysis of Loans By Class [Abstract]
Loans	252,965	228,140
Accrued interest excluded from total	601	537
Installment | Boat lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	837	518
Installment | Boat lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	528	438
Installment | Boat lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	14	28
Installment | Boat lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	295	52
Installment | Boat lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	252,128	227,622
Installment | Recreational vehicle lending
Aging Analysis of Loans By Class [Abstract]
Loans	270,673	234,745
Accrued interest excluded from total	648	546
Installment | Recreational vehicle lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	804	562
Installment | Recreational vehicle lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	639	377
Installment | Recreational vehicle lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	147	65
Installment | Recreational vehicle lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	18	120
Installment | Recreational vehicle lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	269,869	234,183
Installment | Other
Aging Analysis of Loans By Class [Abstract]
Loans	106,452	98,920
Accrued interest excluded from total	235	217
Installment | Other | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	384	358
Installment | Other | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	215	252
Installment | Other | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	46	57
Installment | Other | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	123	49
Installment | Other | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	$ 106,068	$ 98,562